Financial Results by Quarter (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Financial Results by Quarter (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

Fiscal 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$2,267.7	$2,282.9	$2,303.2	$2,353.8
Gross profit	392.2	360.8	359.8	419.9
Restructuring and other costs, net	10.3	28.1	13.7	23.1
Loss on extinguishment of debt	—	(19.5)	(0.1)	(6.3)
Income before income taxes	124.4	53.3	90.6	120.8
Consolidated net income	76.8	32.7	59.3	83.4
Net income attributable to Rock-Tenn Company shareholders	76.7	31.9	58.2	82.3
Basic earnings per share attributable to Rock-Tenn Company shareholders	1.08	0.45	0.82	1.15
Diluted earnings per share attributable to Rock-Tenn Company shareholders	1.06	0.44	0.81	1.14

Fiscal 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In millions, except per share data)
Net sales	$761.1	$792.9	$1,382.1	$2,463.5
Gross profit	178.8	166.3	212.4	434.4
Restructuring and other costs, net	0.6	6.3	55.5	30.9
Loss on extinguishment of debt	—	—	(39.5)	—
Income (loss) before income taxes	78.6	55.8	(46.0)	127.1
Consolidated net income (loss)	51.3	38.3	(28.4)	84.8
Net income (loss) attributable to Rock-Tenn Company shareholders	50.3	37.0	(30.1)	83.9
Basic earnings (loss) per share attributable to Rock-Tenn Company shareholders	1.29	0.94	(0.60)	1.18
Diluted earnings (loss) per share attributable to Rock-Tenn Company shareholders	1.27	0.92	(0.60)	1.17